Organization and Business Description (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Organization and Business Description [Line Items]
Loss from dissolution of subsidiary				¥ (2,125,365)
Material contract	100,000
Sell assets	¥ 100,000
Sentu Guoxin [Member]
Organization and Business Description [Line Items]
Ownership interests				70.00%
Ms. Wang Peixuan [Member]
Organization and Business Description [Line Items]
Ownership interests	54.78%
Beijing Sentu [Member]
Organization and Business Description [Line Items]
Profit before tax percentage	100.00%	100.00%